STATEMENT OF CASH FLOWS, SUPPLEMENTAL DISCLOSURES (USD $)	6 Months Ended		71 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Cash paid for income taxes	$ 0	$ 0	$ 0
Cash paid for interest	0	0	222
Convertible Promissory Note - non-cash capitalization	0	10,000	51,879
Prepaid Expenses - non-cash capitalization	0	910,000	1,850,000
Purchase of Intangible Assets - non-cash capitalization	0	585,000	585,000
Debt Discount - non cash capitalization, net	122,718	61,107	450,326
Common Stock issued for repayment of loans	$ 214,580	$ 0	$ 297,080